S000052236 [Member] Investment Objectives and Goals - Inflation-Linked Fixed Income Fund	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Inflation-Linked Fixed Income Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Total return that exceeds the rate of inflation over an economic cycle.